Shareholder Report, Line Graph (Details) 943270_The Multi-Disciplinary Income Fund_No Load Class_TSR Annual {No Load Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
No Load Class
Account Value [Line Items]
Accumulated Value	$ 13,706	$ 12,804	$ 12,176	$ 12,464	$ 12,318	$ 12,490	$ 11,451	$ 11,566	$ 11,041	$ 10,000	$ 14,409
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield Corporate Bond Index
Accumulated Value	17,326	16,014	14,116	15,895	15,098	14,095	12,330	12,592	11,713	10,000	$ 18,820
CBOE S&P 500 PutWrite Index (PUT) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											CBOE S&P 500 PutWrite Index (PUT)
Accumulated Value	19,736	16,747	14,650	15,865	13,026	12,755	11,237	11,945	10,777	10,000	$ 21,549
Cboe S&P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Cboe S&P 500 BuyWrite Monthly Index
Accumulated Value	$ 18,591	$ 15,477	$ 13,841	$ 15,616	$ 12,962	$ 13,329	$ 11,522	$ 12,099	$ 10,707	$ 10,000	$ 20,248